Principal Activities and Reorganization (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended
	May 12, 2014 shares	Aug. 14, 2013 shares	Mar. 25, 2014 CNY (¥) shares	Mar. 25, 2014 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	May 14, 2014	Dec. 31, 2013 CNY (¥)	Apr. 23, 2009 USD ($)
Principal Activities And Reorganization [Line Items]
Total investment amount					¥ 265,211	$ 38,198	¥ 318,864	¥ 388,119		¥ 459,548
Shandong Fuhua
Principal Activities And Reorganization [Line Items]
Indirectly Owns Ownership Through Transfer									12.55%
Administration Company [Member]
Principal Activities And Reorganization [Line Items]
Shares holding Control Over Of Its Outstanding Shares Up For Sale At Public Auction | shares		6,912,503
Percentage That holding Control Over Of Its Outstanding Shares Up For Sale At Public Auction		52.90%
Transfer Of Ownership									12.55%
Shandong SNTON [Member]
Principal Activities And Reorganization [Line Items]
Shares Sold Through Public Auction | shares	6,912,503		6,912,503	6,912,503
Percentage Of Ownership Acquired Through Auction	52.90%		52.90%	52.90%
Amount Of Shares Sold Through Public Auction			¥ 101,800	$ 16,573
Sale of Stock, Price Per Share | $ / shares				$ 2.40
Fuwei Films USA, LLC [Member]
Principal Activities And Reorganization [Line Items]
Registered Capital | $											$ 10
Total investment amount | $											$ 100
Equity interest held by parent											60.00%
Equity interest held by partner											40.00%